Earnings / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of basic and diluted earnings / (loss) per share
The calculation of both basic and diluted earnings / (loss) per share is based on net income / (loss) attributable to equity holders of the parent and weighted average outstanding shares of:

	For the six months ended June 30,
In thousands of U.S. dollars except for share data	2022	2021
Net income / (loss) attributable to equity holders of the parent - basic	$106,683	$(115,176)
Convertible notes interest expense	12,032	—
Net income / (loss) attributable to equity holders of the parent - diluted	$118,715	$(115,176)

Basic weighted average number of shares	55,502,389	54,388,504
Effect of dilutive potential basic shares:
Restricted stock	2,283,834	—
Convertible notes	6,825,428	—
	9,109,262	—
Diluted weighted average number of shares	64,611,651	54,388,504

Earnings / (Loss) Per Share:
Basic	$1.92	$(2.12)
Diluted	$1.84	$(2.12)